Components of Net Deferred Tax Assets and Related Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 6,394	$ 8,476
Deferred revenue	6,552	7,580
Accrued expenses	1,233	1,559
Reserves and allowances	3,101	1,909
Share-based compensation	925	866
Other		261
Total deferred tax assets	18,205	20,651
Deferred tax liabilities:
Acquired intangible assets	(2,426)	(3,298)
Depreciation and amortization	(6,745)	(3,737)
Other	(294)
Total deferred tax liabilities	(9,465)	(7,035)
Valuation allowance	(2,581)	(975)
Net deferred tax assets	$ 6,159	$ 12,641